SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of Variable Interest Entities [Table Text Block]	All inter-company transactions and balances have been eliminated upon consolidation.

Entity Name	Registered Location	Background	Ownership as of the issuance date of the report
ZK International	BVI	• Incorporated on May 13, 2015 • Registered capital of USD 50,000, not paid • A holding company with no operation activities itself for the years then ended	43.05% by HUANG Jian Cong 10.89% by WANG Ming Jie 10.89% by WANG Guo Lin 1.09% by WANG Jian Di

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015 • Registered capital of HKD 1,000,000, not paid • Have not commenced operations	100% by ZK International

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015 • Registered capital of USD 20,000,000, not paid • Have not commenced operations	100% by ZK Pipe

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001 • Registered capital of RMB100,000,000, RMB30,000,000 paid • Principally operated in manufacturing and sales of steel strip, steel pipe and fittings	99% by Wenzhou Weijia 1% by HUANG Jian Cong

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999 • Registered capital of RMB 2,880,000, fully paid • Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang	100% by Zhejiang Zhengkang

Zhenglong Ecommerce	Wenzhou	• Incorporated on March 15, 2018 • Registered capital of RMB5,000,000, RMB paid, not paid. • Principally operated in online sales and promoting of steel strip, steel pipe and fittings	90% of Zhejiang Zhengkang

ZK Uganda	Uganda	• Incorporated on March 23, 2018 • Registered capital of 20 Million Uganda Shillings, not paid. • Have not commenced operations	80% by ZK International

XSigma	BVI	• Incorporated on January 18, 2018 • Registered capital of USD 50,000, not paid • Have not commenced operations	100% by ZK International

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The relevant exchange rates are listed below:

	For the Fiscal Years Ended September 30
	2018	2017	2016

Period Ended RMB: USD exchange rate	6.8680	6.6545		6.6711
Period Average RMB: USD exchange rate	6.5368	6.8126		6.5333

Property, Plant And Equipment Useful Life [Table Text Block]	Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Schedule Of Finite Lived Intangible Assets Useful Life [Table Text Block]	These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	46 years
Software	5 years